PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions

	Notes	December 31, 2021	December 31, 2020
Asset retirement obligations	(a)	$460.4	$380.0
Other		16.3	14.7
		$476.7	$394.7
Current portion of provisions		$6.5	$6.7
Non-current provisions		470.2	388.0
		$476.7	$394.7
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2021	2020
Balance, beginning of the year		$380.0	$368.4
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	21	42.0	7.6
Changes in asset retirement obligations at closed mines	8	40.7	6.1
Accretion expense	9	—	0.1
Disbursements		(2.3)	(2.2)
Balance, end of the year		$460.4	$380.0
Less current portion		(6.5)	(6.7)
Non-current portion		$453.9	$373.3

Disclosure of asset retirement obligations
As at December 31, 2021, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$[1]	$[1]
2022	$4.0	$3.3
2023	12.4	3.3
2024	14.3	—
2025	10.1	—
2026	3.2	0.2
2027 onwards	258.2	199.2
	$302.2	$206.0
1.Disbursements in US$ relate to the Essakane and Rosebel mines, and CAD$ disbursements relate to the Doyon division, including Westwood mine and other Canadian sites.
As at December 31, 2021, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Rosebel mine	$—	$116.2	2022-2066
Essakane mine	—	89.8	2022-2073
Doyon division, including Westwood mine	262.3	—	2022-2060
Other Canadian sites	39.9	—	2022-2121
	$302.2	$206.0